Convertible Notes - Schedule of Convertible Notes (Details) (10-KT) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Opening balance		$ 2,895
Amortization of debts issuance costs		14	$ 16
Ending balance			2,895
Convertible Notes [Member]
Debt Instrument [Line Items]
Opening balance		2,895	1,552
Receipt of Convertible Notes			184
BCF in respect of Convertible Notes			(177)
Amortization of BCF		1,031	1,034
Amortization of debts issuance costs		15	16
Imputed interest		14	286
Conversion of Convertible Notes into Common Stock		(3,955)
Ending balance			$ 2,895